Advance to Suppliers	6 Months Ended
Mar. 31, 2026
Advance to Suppliers [Abstract]
ADVANCE TO SUPPLIERS

NOTE 5 — ADVANCE TO SUPPLIERS

Advances to suppliers consist of the following:

	As of
	March 31, 2026	September 30, 2025
	(Unaudited)
Advances to suppliers for purchase of goods	$2,001,693	$2,489,737
Advances to suppliers	$2,001,693	$2,489,737

Advances to suppliers represent prepayments made to suppliers to ensure continuous high-quality supplies and favorable purchase prices of raw materials.